PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2	PROPERTY AND EQUIPMENT

Property and equipment consist of the following at October 31, 2015 and July 31, 2015:

	October 31,	July 31,	Estimated
	2015	2015	Useful Life
Computer Equipment	896	896	5 years
	896	896
Less: Accumulated Depreciation	(315)	(270)
Property and Equipment, Net	$581	626

Depreciation expense was $45 and $45 for the three months ended October 31, 2015 and 2014, respectively.

NOTE 2	PROPERTY AND EQUIPMENT

Property and equipment consist of the following at July 31, 2015 and 2014:

July 31,	July 31,	Estimated
2015	2014	Useful Life
896	896	5 years
896	896
(270)	(90)
$626	$806

Depreciation expense was $180 and $90 for the year ended July 31, 2015 and inception to 2014, respectively.